LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Total depreciation and amortisation		$ 48,763	$ 14,291	$ 19,680
Impairment loss net of reversals recognised on financial assets		0	1,583	18
Net gain on disposal of businesses		0	(3,255)	0
Gain on deemed disposal of previously held joint venture interest		0	(213)	0
Cost of inventories recognised as expense (included in voyage expenses)		51,327	43,119	55,347
Expense recognised in respect of equity-settled share-based payments		3,156	2,297	472
Employee benefits expenses (including directors' remuneration and share based payments)		19,336	20,283	19,349
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses		1,245	1,381	1,350
Property, plant and equipment not subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships, drydocking and plant and equipment (Note 14)		17,529	14,095	17,975
Depreciation of other property, plant and equipment	[1]	155	179	797
Amortisation of intangible assets	[1]	29	17	908
Total depreciation and amortisation		17,713	14,291	19,680
Property, plant and equipment subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships and ship equipment – right-of-use assets		30,449	0	0
Depreciation of property – right-of-use assets	[1]	601	0	0
Total depreciation and amortisation – right-of-use assets		$ 31,050	$ 0	$ 0

[1]	Included in administrative expenses